Commitments and contingent liabilities	6 Months Ended
Jun. 30, 2023
Commitments and Contingent Liabilities [Abstract]
Commitments and contingent liabilities
18.
Commitments and contingent liabilities

At the end of the reporting period, the Group did not have any material capital commitment and the Group did not have any significant contingent liabilities (31 December 2022: Nil).